Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Financial Information
18.	Condensed Consolidating Financial Information

In June 2012, Holdings (presented as “Parent” in the following tables), through its wholly-owned principal operating subsidiary, GBC (presented as “Issuer” in the following tables), issued Senior Secured Notes as further described in note 8, “Financing”. The Senior Secured Notes are jointly and severally guaranteed on a senior secured basis by Holdings and substantially all existing

100%-owned U.S. subsidiaries of GBC and any future restricted subsidiaries who guarantee or incur certain types of Permitted Debt under the Indenture (collectively, the “Guarantors”). The guarantees are full and unconditional, except that a Guarantor can be automatically released and relieved of its obligations under certain customary provisions contained in the Indenture. Under these customary provisions, a Guarantor is automatically released from its obligations as a guarantor upon the sale of the Guarantor or substantially all of its assets to a third party, the designation of the Guarantor as an unrestricted subsidiary in accordance with the terms of the Indenture, the release or discharge of all guarantees by such Guarantor and the repayment of all indebtedness, or upon the Issuer’s exercise of its legal defeasance option or covenant defeasance option or if the obligations under the Indenture are discharged in accordance with the terms of the Indenture. All other subsidiaries of GBC, whether direct or indirect, do not guarantee the Senior Secured Notes (collectively, the “Non-Guarantors”).

Holdings is also a guarantor of the ABL Facility and substantially all of its 100%-owned U.S. subsidiaries are borrowers under, or guarantors of, the ABL Facility on a senior secured basis.

The following condensed consolidating financial information presents the financial position, results of operations, comprehensive income and cash flows of (1) the Parent, (2) the Issuer, (3) the Guarantors, (4) the Non-Guarantors and (5) eliminations to arrive at the information for the Company on a consolidated basis. The condensed consolidating financial information presented below is not necessarily indicative of the financial position, results of operations, comprehensive income or cash flows of the Parent, the Issuer, the Guarantors or the Non-Guarantors on a stand-alone basis.

	Condensed Consolidating Balance Sheet As of September 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$11,164	$2,633	$4,291	$—	$18,088
Accounts receivable, net of allowance	—	4,914	176,272	17,287	—	198,473
Inventories	—	—	193,825	15,363	(410)	208,778
Prepaid expenses and other current assets	—	10,064	16,441	86	—	26,591
Deferred income taxes	—	32,122	—	—	—	32,122
Income tax receivable, net	—	799	—	—	(174)	625

Total current assets	—	59,063	389,171	37,027	(584)	484,677
Property, plant and equipment, net	—	976	76,810	351	—	78,137
Investment in joint venture	—	—	2,184	—	—	2,184
Investment in subsidiaries	—	623,442	19,974	—	(643,416)	—
Intercompany accounts	—	—	270,599	—	(270,599)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	762	—	—	762
Deferred income taxes	—	5,736	—	—	—	5,736
Other noncurrent assets	—	15,705	915	—	—	16,620

Total assets	$—	$704,922	$764,814	$37,378	$(914,599)	$592,515

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$2,455	$101,105	$2,161	$(410)	$105,311
Accrued liabilities	—	18,710	40,232	697	—	59,639
Accrued interest	—	12,448	—	—	—	12,448
Income tax payable	—	—	35	295	(174)	156

Total current liabilities	—	33,613	141,372	3,153	(584)	177,554
Long-term debt	—	397,500	—	—	—	397,500
Other noncurrent liabilities	—	26,312	—	—	—	26,312
Obligations and advances in excess of investment in subsidiary	5,447	—	—	—	(5,447)	—
Intercompany accounts	7,269	252,944	—	10,386	(270,599)	—

Total liabilities	12,716	710,369	141,372	13,539	(276,630)	601,366

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholders’ (deficit) / equity	(12,716)	(5,447)	623,442	19,974	(637,969)	(12,716)
Noncontrolling interest	—	—	—	3,865	—	3,865

Total (deficit) / equity	(12,716)	(5,447)	623,442	23,839	(637,969)	(8,851)

Total liabilities and (deficit) / equity	$—	$704,922	$764,814	$37,378	$(914,599)	$592,515

	Condensed Consolidating Balance Sheet As of December 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$8,537	$—	$5,446	$(121)	$13,862
Accounts receivable, net of allowance	—	4,630	144,533	15,154	—	164,317
Inventories	—	343	158,713	15,885	(563)	174,378
Prepaid expenses and other current assets	—	9,229	2,600	312	—	12,141
Deferred income taxes	—	33,465	—	—	—	33,465
Income tax receivable, net	—	1,656	—	—	(356)	1,300

Total current assets	—	57,860	305,846	36,797	(1,040)	399,463
Property, plant and equipment, net	—	1,154	69,646	327	—	71,127
Investment in joint venture	—	—	2,972	—	—	2,972
Investment in subsidiaries	—	522,912	19,850	—	(542,762)	—
Intercompany accounts	—	—	223,081	—	(223,081)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	839	—	—	839
Deferred income taxes	—	6,138	—	—	—	6,138
Other noncurrent assets	—	17,115	640	—	—	17,755

Total assets	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$1,398	$77,390	$2,910	$(121)	$81,577
Accrued liabilities	—	20,592	26,971	861	—	48,424
Accrued interest	—	3,287	—	—	—	3,287
Income tax payable	—	248	—	356	(356)	248

Total current liabilities	—	25,525	104,361	4,127	(477)	133,536
Long-term debt	—	389,522	—	—	—	389,522
Other noncurrent liabilities	—	27,436	—	—	—	27,436
Obligations and advances in excess of investment in subsidiary	42,522	—	—	—	(42,522)	—
Intercompany accounts	8,829	205,218	—	9,597	(223,644)	—

Total liabilities	51,351	647,701	104,361	13,724	(266,643)	550,494

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholders’ (deficit) / equity	(51,351)	(42,522)	522,912	19,850	(500,240)	(51,351)
Noncontrolling interest	—	—	—	3,550	—	3,550

Total (deficit) / equity	(51,351)	(42,522)	522,912	23,400	(500,240)	(47,801)

Total liabilities and (deficit) / equity	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

	Condensed Consolidating Statement of Operations Nine Months Ended September 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,294,809	$73,586	$(22,717)	$1,345,678
Cost of sales	—	1,208	1,155,186	68,138	(22,717)	1,201,815

Gross profit (loss)	—	(1,208)	139,623	5,448	—	143,863
Selling, general and administrative expenses	5,390	33,569	51,444	2,219	—	92,622

Operating income (loss)	(5,390)	(34,777)	88,179	3,229	—	51,241
Interest expense	—	29,938	—	—	—	29,938
Other (income) expense, net	—	264	(134)	126	—	256

Income (loss) before provision for (benefit from) income taxes and equity income	(5,390)	(64,979)	88,313	3,103	—	21,047
Provision for (benefit from) income taxes	(2,075)	(15,753)	34,676	914	—	17,762

Income (loss) before equity income	(3,315)	(49,226)	53,637	2,189	—	3,285
Equity income, net of tax	7,520	56,746	3,109	—	(66,227)	1,148

Net income	4,205	7,520	56,746	2,189	(66,227)	4,433
Less: Net income attributable to noncontrolling interest	—	—	—	228	—	228

Net income attributable to Global Brass and Copper Holdings, Inc.	$4,205	$7,520	$56,746	$1,961	$(66,227)	$4,205

	Condensed Consolidating Statement of Operations Nine Months Ended September 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,204,470	$69,679	$(19,802)	$1,254,347
Cost of sales	—	(1,896)	1,071,405	63,168	(19,802)	1,112,875

Gross profit	—	1,896	133,065	6,511	—	141,472
Selling, general and administrative expenses	1,086	26,223	43,969	1,963	—	73,241

Operating income (loss)	(1,086)	(24,327)	89,096	4,548	—	68,231
Interest expense (income)	—	29,896	(2)	—	—	29,894
Loss on extinguishment of debt	—	19,612	—	—	—	19,612
Other (income) expense, net	—	689	2	(519)	—	172

Income (loss) before provision for (benefit from) income taxes and equity income	(1,086)	(74,524)	89,096	5,067	—	18,553
Provision for (benefit from) income taxes	(418)	(24,813)	38,710	517	—	13,996

Income (loss) before equity income	(668)	(49,711)	50,386	4,550	—	4,557
Equity income, net of tax	5,688	55,399	5,013	—	(65,364)	736

Net income	5,020	5,688	55,399	4,550	(65,364)	5,293
Less: Net income attributable to noncontrolling interest	—	—	—	273	—	273

Net income attributable to Global Brass and Copper Holdings, Inc.	$5,020	$5,688	$55,399	$4,277	$(65,364)	$5,020

	Condensed Consolidating Statement of Comprehensive Income Nine Months Ended September 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$4,205	$7,520	$56,746	$2,189	$(66,227)	$4,433
Foreign currency translation adjustment, net of tax	(705)	(705)	(1,181)	340	1,633	(618)

Comprehensive income	3,500	6,815	55,565	2,529	(64,594)	3,815
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	315	—	315

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$3,500	$6,815	$55,565	$2,214	$(64,594)	$3,500

	Condensed Consolidating Statement of Comprehensive Income Nine Months Ended September 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$5,020	$5,688	$55,399	$4,550	$(65,364)	$5,293
Foreign currency translation adjustment, net of tax	(130)	(130)	(200)	983	(653)	(130)

Comprehensive income	4,890	5,558	55,199	5,533	(66,017)	5,163
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	273	—	273

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$4,890	$5,558	$55,199	$5,260	$(66,017)	$4,890

	Condensed Consolidating Statement of Cash Flows Nine Months Ended September 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by (used in) operating activities	$—	$(5,275)	$15,537	$1,024	$(6,754)	$4,532
Cash flows from investing activities
Capital expenditures	—	(76)	(13,074)	(55)	—	(13,205)
Payable to subsidiaries	(4,875)	—	—	—	4,875	—
Proceeds from sale of property, plant and equipment	—	—	170	4	—	174

Net cash used in investing activities	(4,875)	(76)	(12,904)	(51)	4,875	(13,031)
Cash flows from financing activities
Borrowings on ABL Facility	—	337,236	—	—	—	337,236
Payments on ABL Facility	—	(329,258)	—	—	—	(329,258)
Distribution to stockholder	—	—	—	(2,000)	2,000	—
Net payments (amounts due) from stockholder	4,875	—	—	—	—	4,875

Net cash provided by (used in) financing activities	4,875	7,978	—	(2,000)	2,000	12,853
Effect of foreign currency exchange rate changes	—	—	—	(128)	—	(128)

Net increase (decrease) in cash	—	2,627	2,633	(1,155)	121	4,226
Cash at beginning of period	—	8,537	—	5,446	(121)	13,862

Cash at end of period	$—	$11,164	$2,633	$4,291	$—	$18,088

	Condensed Consolidating Statement of Cash Flows Nine Months Ended September 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by (used for) operating activities	$73,624	$49,063	$10,765	$(30)	$(75,170)	$58,252
Cash flows from investing activities
Capital expenditures	—	(549)	(10,790)	(21)	—	(11,360)
Capital distributions from subsidiary	86,376	—	—		(86,376)	—
Payable to subsidiaries	2,398	—	—	—	(2,398)	—
Proceeds from sale of property, plant and equipment	—	—	25	—	—	25

Net cash provided by (used in) investing activities	88,774	(549)	(10,765)	(21)	(88,774)	(11,335)
Cash flows from financing activities
Deferred financing fees	—	(12,981)	—	—	—	(12,981)
Proceeds from senior secured notes	—	375,000	—	—	—	375,000
Payments on term loan	—	(310,875)	—	—	—	(310,875)
Borrowings on ABL Facility	—	142,400	—	—	—	142,400
Payments on ABL Facility	—	(113,900)	—	—	—	(113,900)
Distribution to stockholder	(160,000)	(160,000)	—	—	160,000	(160,000)
Amounts due from stockholder	(2,398)	—	—	—	—	(2,398)

Net cash used in financing activities	(162,398)	(80,356)	—	—	160,000	(82,754)
Effect of foreign currency exchange rate changes	—	—	—	(682)	—	(682)

Net decrease in cash	—	(31,842)	—	(733)	(3,944)	(36,519)
Cash at beginning of period	—	45,302	—	4,648	(413)	49,537

Cash at end of period	$—	$13,460	$—	$3,915	$(4,357)	$13,018

19.	Condensed Consolidating Financial Information

In June 2012, Holdings (presented as “Parent” in the following tables), through its wholly-owned principal operating subsidiary, GBC (presented as “Issuer” in the following tables), issued Senior Secured Notes as further described in note 10. The Senior Secured Notes are jointly and severally guaranteed on a senior secured basis by Holdings and substantially all existing 100%-owned U.S. subsidiaries of GBC (collectively, the “Guarantors”). The guarantees are full and unconditional, except that a Guarantor can be automatically released and relieved of its obligations under certain customary provisions contained in the indenture governing the Senior Secured Notes. Under these customary provisions, a Guarantor is automatically released from its obligations as a guarantor upon the sale of the Guarantor or substantially all of its assets to a third party, the designation of the Guarantor as an unrestricted subsidiary in accordance with the terms of the indenture, the release or discharge of all guarantees by such Guarantor and the repayment of all indebtedness, or upon the Issuer’s exercise of its legal defeasance option or covenant defeasance option or if the obligations under the indenture are discharged in accordance with the terms of the indenture. All other subsidiaries of GBC, whether direct or indirect, do not guarantee the Senior Secured Notes (collectively, the “Non-Guarantors”).

Holdings is also a guarantor of the asset-based revolving loan facility (the “ABL Facility”) and substantially all of its 100%-owned U.S. subsidiaries are borrowers under, or guarantors of, the ABL Facility on a senior secured basis.

The following condensed consolidating financial information presents the financial position, results of operations, comprehensive income and cash flows of (1) the Parent, (2) the Issuer, (3) the Guarantors, (4) the Non-Guarantors and (5) eliminations to arrive at the information for Holdings on a consolidated basis. The condensed consolidating financial information presented below is not necessarily indicative of the financial position, results of operations, comprehensive income or cash flows of the Parent, the Issuer, the Guarantors or the Non-Guarantors on a stand-alone basis.

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Balance Sheet

December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$8,537	$—	$5,446	$(121)	$13,862
Accounts receivable, net of allowance	—	4,630	144,533	15,154	—	164,317
Inventories	—	343	158,713	15,885	(563)	174,378
Prepaid expenses and other current assets	—	9,229	2,600	312	—	12,141
Deferred income taxes	—	33,465	—	—	—	33,465
Income tax receivable, net	—	1,656	—	—	(356)	1,300

Total current assets	—	57,860	305,846	36,797	(1,040)	399,463
Property, plant and equipment, net	—	1,154	69,646	327	—	71,127
Investment in joint venture	—	—	2,972	—	—	2,972
Investment in subsidiaries	—	522,912	19,850	—	(542,762)	—
Intercompany accounts	—	—	223,081	—	(223,081)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	839	—	—	839
Deferred income taxes	—	6,138	—	—	—	6,138
Other noncurrent assets	—	17,115	640	—	—	17,755

Total assets	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$1,398	$77,390	$2,910	$(121)	$81,577
Accrued liabilities	—	20,592	26,971	861	—	48,424
Accrued interest	—	3,287	—	—	—	3,287
Income taxes payable	—	248	—	356	(356)	248

Total current liabilities	—	25,525	104,361	4,127	(477)	133,536
Long-term debt	—	389,522	—	—	—	389,522
Other noncurrent liabilities	—	27,436	—	—	—	27,436
Obligations and advances in excess of investment in subsidiary	42,522	—	—	—	(42,522)	—
Intercompany accounts	8,829	205,218	—	9,597	(223,644)	—

Total liabilities	51,351	647,701	104,361	13,724	(266,643)	550,494

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(51,351)	(42,522)	522,912	19,850	(500,240)	(51,351)
Noncontrolling interest	—	—	—	3,550	—	3,550

Total (deficit) / equity	(51,351)	(42,522)	522,912	23,400	(500,240)	(47,801)

Total liabilities and (deficit) / equity	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$45,302	$—	$4,648	$(413)	$49,537
Accounts receivable, net of allowance	—	4,184	145,083	12,448	—	161,715
Inventories	—	218	174,429	11,921	(621)	185,947
Prepaid expenses and other current assets	—	17,916	2,245	135	(384)	19,912
Deferred income taxes	—	29,027	—	—	—	29,027
Income tax receivable, net	—	5,204	128	—	(286)	5,046

Total current assets	—	101,851	321,885	29,152	(1,704)	451,184
Property, plant and equipment, net	—	923	56,322	311	—	57,556
Investment in joint venture	—	—	3,507	—	—	3,507
Investment in subsidiaries	85,020	393,708	13,351	—	(492,079)	—
Intercompany accounts	—	—	92,889	—	(92,889)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	951	—	—	951
Deferred income taxes	—	19,970	—	—	—	19,970
Other noncurrent assets	—	9,963	1,210	—	—	11,173

Total assets	$85,020	$526,415	$494,514	$29,463	$(586,672)	$548,740

Liabilities and (deficit) / equity
Current liabilities:
Current maturities of long-term debt	$—	$31,880	$—	$—	$—	$31,880
Accounts payable	—	—	76,190	2,495	(797)	77,888
Accrued liabilities	—	23,202	24,616	786	—	48,604
Accrued interest	—	4,069	—	—	—	4,069
Income taxes payable	—	300	—	286	(286)	300

Total current liabilities	—	59,451	100,806	3,567	(1,083)	162,741
Long-term debt	—	271,698	—	—	—	271,698
Other noncurrent liabilities	—	31,641	—	—	—	31,641
Intercompany accounts	5,528	78,605	—	9,377	(93,510)	—

Total liabilities	5,528	441,395	100,806	12,944	(94,593)	466,080

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	79,492	85,020	393,708	13,351	(492,079)	79,492
Noncontrolling interest	—	—	—	3,168	—	3,168

Total (deficit) / equity	79,492	85,020	393,708	16,519	(492,079)	82,660

Total liabilities and (deficit) / equity	$85,020	$526,415	$494,514	$29,463	$(586,672)	$548,740

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,584,301	$93,655	$(27,436)	$1,650,520
Cost of sales	—	83	1,409,588	85,099	(27,436)	1,467,334

Gross profit (loss)	—	(83)	174,713	8,556	—	183,186
Selling, general and administrative expenses	1,427	30,756	57,879	2,579	—	92,641

Operating income (loss)	(1,427)	(30,839)	116,834	5,977	—	90,545
Interest expense	—	39,730	(3)	—	—	39,727
Loss on extinguishment of debt	—	19,612	—	—	—	19,612
Other (income) expense, net	—	766	(120)	(525)	—	121

Income (loss) before provision for income taxes and equity income	(1,427)	(90,947)	116,957	6,502	—	31,085
Provision for (benefit from) income taxes	(550)	(30,066)	47,828	1,973	—	19,185

Income (loss) before equity income	(877)	(60,881)	69,129	4,529	—	11,900
Equity income, net of tax	13,398	74,279	5,150	—	(91,832)	995

Net income	12,521	13,398	74,279	4,529	(91,832)	12,895
Less: Net income attributable to noncontrolling interest	—	—	—	374	—	374

Net income attributable to Global Brass and Copper Holdings, Inc.	$12,521	$13,398	$74,279	$4,155	$(91,832)	$12,521

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,713,367	$88,136	$(22,360)	$1,779,143
Cost of sales	—	735	1,523,655	81,443	(22,360)	1,583,473

Gross profit (loss)	—	(735)	189,712	6,693	—	195,670
Selling, general and administrative expenses	1,650	15,721	49,451	2,569	—	69,391

Operating income (loss)	(1,650)	(16,456)	140,261	4,124	—	126,279
Interest expense	—	39,950	60	—	—	40,010
Other (income) expense, net	—	292	317	(177)	—	432

Income (loss) before provision for income taxes and equity income	(1,650)	(56,698)	139,884	4,301	—	85,837
Provision for (benefit from) income taxes	(635)	(20,765)	51,662	1,175	—	31,437

Income (loss) before equity income	(1,015)	(35,933)	88,222	3,126	—	54,400
Equity income, net of tax	56,147	92,080	3,858	—	(151,197)	888

Net income	55,132	56,147	92,080	3,126	(151,197)	55,288
Less: Net income attributable to noncontrolling interest	—	—	—	156	—	156

Net income attributable to Global Brass and Copper Holdings, Inc.	$55,132	$56,147	$92,080	$2,970	$(151,197)	$55,132

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,599,714	$91,256	$(32,241)	$1,658,729
Cost of sales	—	16,759	1,428,661	83,516	(32,241)	1,496,695

Gross profit (loss)	—	(16,759)	171,053	7,740	—	162,034
Selling, general and administrative expenses	1,102	12,337	52,988	2,430	—	68,857

Operating income (loss)	(1,102)	(29,096)	118,065	5,310	—	93,177
Interest expense	—	25,070	6	—	—	25,076
Other (income) expense, net	—	668	219	(77)	—	810

Income (loss) before provision for income taxes and equity income	(1,102)	(54,834)	117,840	5,387	—	67,291
Provision for (benefit from) income taxes	(424)	(20,214)	46,093	1,221	—	26,676

Income (loss) before equity income	(678)	(34,620)	71,747	4,166	—	40,615
Equity income, net of tax	42,311	76,931	5,184	—	(122,896)	1,530

Net income	41,633	42,311	76,931	4,166	(122,896)	42,145
Less: Net income attributable to noncontrolling interest	—	—	—	512	—	512

Net income attributable to Global Brass and Copper Holdings, Inc.	$41,633	$42,311	$76,931	$3,654	$(122,896)	$41,633

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$12,521	$13,398	$74,279	$4,529	$(91,832)	$12,895
Other comprehensive income (loss):
Foreign currency translation adjustment	(457)	(457)	(521)	1,060	(74)	(449)

Comprehensive income	12,064	12,941	73,758	5,589	(91,906)	12,446
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	382	—	382

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$12,064	$12,941	$73,758	$5,207	$(91,906)	$12,064

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$55,132	$56,147	$92,080	$3,126	$(151,197)	$55,288
Other comprehensive income (loss):
Foreign currency translation adjustment	362	362	415	(417)	(253)	469

Comprehensive income	55,494	56,509	92,495	2,709	(151,450)	55,757
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	263	—	263

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$55,494	$56,509	$92,495	$2,446	$(151,450)	$55,494

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$41,633	$42,311	$76,931	$4,166	$(122,896)	$42,145
Other comprehensive income (loss):
Foreign currency translation adjustment	442	442	1,430	(1,741)	(60)	513

Comprehensive income	42,075	42,753	78,361	2,425	(122,956)	42,658
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	583	—	583

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$42,075	$42,753	$78,361	$1,842	$(122,956)	$42,075

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$73,624	$58,118	$19,781	$1,299	$(70,908)	$81,914
Cash flows from investing activities
Capital expenditures	—	(549)	(19,813)	(46)	—	(20,408)
Capital distributions from subsidiary	86,376	—	—	—	(86,376)	—
Payable to subsidiaries	2,424	—	—	—	(2,424)	—
Other	—	—	32	—	—	32

Net cash provided by (used in) investing activities	88,800	(549)	(19,781)	(46)	(88,800)	(20,376)
Cash flows from financing activities
Deferred financing fees	—	(12,981)	—	—	—	(12,981)
Proceeds from senior secured notes	—	375,000	—	—	—	375,000
Payments on term loan	—	(310,875)	—	—	—	(310,875)
Borrowings on ABL Facility	—	204,275	—	—	—	204,275
Payments on ABL Facility	—	(189,753)	—	—	—	(189,753)
Distributions to stockholder	(160,000)	(160,000)	—	—	160,000	(160,000)
Amounts due from stockholder	(2,424)	—	—	—	—	(2,424)

Net cash used in financing activities	(162,424)	(94,334)	—	—	160,000	(96,758)
Effect of foreign currency exchange rate changes	—	—	—	(455)	—	(455)

Net (decrease) increase in cash	—	(36,765)	—	798	292	(35,675)
Cash at beginning of year	—	45,302	—	4,648	(413)	49,537

Cash at end of year	$—	$8,537	$—	$5,446	$(121)	$13,862

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$—	$37,381	$22,250	$2,687	$2,530	$64,848
Cash flows from investing activities
Capital expenditures	—	(946)	(21,429)	(65)	—	(22,440)
Payable to subsidiaries	2,451	—	—	—	(2,451)	—
Other	—	—	95	2	—	97

Net cash provided by (used in) investing activities	2,451	(946)	(21,334)	(63)	(2,451)	(22,343)
Cash flows from financing activities
Deferred financing fees	—	(1,675)	—	—	—	(1,675)
Payments on term loan	—	(3,300)	—	—	—	(3,300)
Borrowings on ABL Facility	—	168,021	—	—	—	168,021
Payments on ABL Facility	—	(168,021)	—	—	—	(168,021)
Principal payments under capital lease obligation	—	—	(916)	—	—	(916)
Amounts due from stockholder	(2,451)	—	—	—	—	(2,451)

Net cash used in financing activities	(2,451)	(4,975)	(916)	—	—	(8,342)
Effect of foreign currency exchange rate changes	—	—	—	(149)	—	(149)

Net increase in cash	—	31,460	—	2,475	79	34,014
Cash at beginning of year	—	13,842	—	2,173	(492)	15,523

Cash at end of year	$—	$45,302	$—	$4,648	$(413)	$49,537

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$42,500	$60,079	$9,237	$590	$(42,992)	$69,414
Cash flows from investing activities
Capital expenditures	—	—	(11,664)	(263)	—	(11,927)
Other	—	—	39	—	—	39

Net cash provided by (used in) investing activities	—	—	(11,625)	(263)	—	(11,888)
Cash flows from financing activities
Deferred financing fees	—	(15,131)	—	—	—	(15,131)
Proceeds from term loan	—	305,550	—	—	—	305,550
Payments on term loan	—	(825)	—	—	—	(825)
Borrowings on ABL Facility	—	1,096,578	—	—	—	1,096,578
Payments on ABL Facility	—	(1,272,197)	—	—	—	(1,272,197)
Principal payments under capital lease obligation	—	—	(52)	—	—	(52)
Payments on related party debt	—	(119,805)	—	—	—	(119,805)
Distribution to stockholder	(42,500)	(42,500)	—	—	42,500	(42,500)
Cash overdrafts	—	(1,228)	—	—	—	(1,228)

Net cash used in financing activities	(42,500)	(49,558)	(52)	—	42,500	(49,610)
Effect of foreign currency exchange rate changes	—	—	—	(225)	—	(225)

Net increase (decrease) in cash	—	10,521	(2,440)	102	(492)	7,691
Cash at beginning of year	—	3,321	2,440	2,071	—	7,832

Cash at end of year	$—	$13,842	$—	$2,173	$(492)	$15,523